Submission	Aug. 14, 2025
Submission [Line Items]
Central Index Key	0001918080
Registrant Name	Deep Isolation Nuclear, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES